Movement of Deferred Tax Assets Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
At beginning of the year	$ 8,437	$ 9,307	$ 7,058
Current year addition (deduction)	(209)	(870)	2,249
Expired tax loss	(1,778)
At end of the year	$ 6,450	$ 8,437	$ 9,307